INVENTORY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
New Dragonfly
Schedule of inventories

On September 30, 2022 and December 31, 2021 inventory consists of the following:

	September 30,	December 31,
	2022	2021
Raw material	$29,631	$22,885
Finished goods	9,856	4,242
Total inventory	$39,487	$27,127
Inventory consists of the following as of:

	December 31,	December 31,
	2021	2020
Raw material	$22,885	$4,419
Work in process	—	172
Finished goods	4,242	1,357
Total inventory	$27,127	$5,948